REVENUE - Narrative (Details)	Jun. 30, 2024
Commodity price risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Percentage of reasonably possible change, market risk	20.00%
Currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Percentage of reasonably possible change, market risk	20.00%